LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.1%
	EQUITY - 57.1%
20,000	SPDR S&P 500 ETF Trust	$ 8,732,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,573,900)	8,732,600

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 57.5%
	MONEY MARKET FUNDS - 57.5%
8,803,399	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 0.01% (Cost $8,803,399)(a)	8,803,399

	TOTAL INVESTMENTS - 114.6% (Cost $17,377,299)	$ 17,535,999
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%	(2,230,528)
	NET ASSETS - 100.0%	$ 15,305,471

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.